Consolidated Balance Sheets - USD ($)	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Current assets
Cash and cash equivalence	$ 191,279	$ 1,226,220	$ 502,029	$ 556,788
Accounts receivable	1,552,477	2,848,904	4,720,093	0
Other receivables	15,877	491,290	360,071	23,791
Advances to suppliers	3,539,296	4,594,299
Advances to suppliers		4,594,299	5,173,680	7,490,564
Due from related parties	72,569	0	611,879	638,926
Due from director	145,138	0
Inventory	3,291,950	2,080,853	1,463,856	1,142,726
Costs in excess of billings	1,172,900	710,652	0	0
Deferred tax asset		0	0	111,844
Other current asset	507,539	126,395	721,868	1,146,786
Total current assets	10,489,025	12,078,613	13,553,476	11,111,425
Non-current assets
Property, plant and equipment, net	4,290,367	4,520,735	7,679,323	6,779,256
Deposit for property, plant and equipment	2,030,312	178,617	90,826	1,590,581
Total non-current assets	6,320,679	4,699,352	7,770,149	8,369,837
Total assets	16,809,704	16,777,965	21,323,625	19,481,262
Current liabilities
Accounts payable and accrued liabilities	5,176,910	4,851,630	3,074,079	327,759
Capital lease obligations - current		0	33,152	31,022
Due to director	415,652	414,876	417,770	430,928
Due to shareholder	84,180	0	18,954	18,934
Due to related parties	2,333,015	1,716,734	1,056,568	3,080,147
Advance from customers	117,126	620,814	451,962	120,649
Deferred tax liabilities	16,437	107,609	83,101	0
Other payables	293,281	234,791	459,337	28,102
Income tax payable	415,633	329,177	1,557	0
Net Advance billings	897,191	0	3,489,776	3,847,085
Total current liabilities	9,749,425	8,275,631	9,086,256	7,884,626
Non-current liabilities
Total liabilities	9,749,425	8,275,631	11,774,143	10,602,732
Commitments and contingencies	0	0	0	0
STOCKHOLDERS' EQUITY
Preferred stock: $0.001 par value, 100,000,000 shares authorized, none issued and outstanding	0	0	0	0
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 591,042,000 shares issued and outstanding	591,042	591,042	591,042	598,042
Additional paid-in capital	9,718,175	9,713,675	9,457,675	9,451,675
Subscription receivable	(310,000)	(310,000)	(310,000)	(317,000)
Accumulated deficit	(1,893,532)	(812,935)	(204,751)	(862,211)
Accumulated other comprehensive loss	(1,045,406)	(679,448)	15,516	8,024
Total stockholders' equity	7,060,279	8,502,334	9,549,482	8,878,530
Total liabilities and stockholders' equity	$ 16,809,704	16,777,965	21,323,625	19,481,262
Capital lease obligations - non-current		0	2,687,887	2,718,106
Total non-current liabilities		$ 0	$ 2,687,887	$ 2,718,106